RELATED PARTIES TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
RELATED PARTIES TRANSACTIONS

NOTE 9 – RELATED PARTY TRANSACTIONS

During the three months ended March 31, 2016, the Company’s sole officer advanced $64,340 by the way of loans to the Company to finance the general operation of the Company. During the three months ended March 31, 2017, the Company repaid the sole officer in the amount of $65,607.

As at March 31, 2017 and December 31, 2016, the Company owed $126,646 and $192,253 to this officer, respectively. These loans are non-interest bearing and due on demand.

NOTE 9 – RELATED PARTY TRANSACTIONS

During the year ended December 31, 2015, the sole officer advanced $143,284 by the way of loans to the Company to finance the startup and general operation of the Company. During the year ended December 31, 2016, this officer advanced another $48,969 to the Company by the way of similar loans.

As at December 31, 2016 and December 31, 2015, the Company owed $192,253 and $143,284 to this officer, respectively. These loans are non-interest bearing and due on demand.